Form N-1A Supplement	Aug. 25, 2026
KraneShares CSI China Internet ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated August 25, 2026, to the Fund’s Summary Prospectus and Statutory Prospectus, each dated August 1, 2026, as each may be supplemented and amended from time to time.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information.

Effective August 26, 2026, the Index Provider is expanding its classification of Internet and Internet-related sectors to include digital infrastructure issuances and conducting an ad hoc rebalance of the Underlying Index. Accordingly, the following changes are made to the Fund’s Summary Prospectus and Statutory Prospectus:

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.